Share-Based Payments	3 Months Ended
Mar. 31, 2022
Share-Based Payments
Share-Based Payments

Note 7. Share-Based Payments

Warrant Program and Amendments

The Company’s Articles of Association allow for the granting of equity compensation, in the form of equity settled warrants, to employees, consultants and Scientific Advisory Board members who provide services similar to employees, members of executive management, and the board of directors. The warrants granted in 2018 or prior become exercisable upon an exit event, which triggers an immediate vesting, or at any time as determined by the board of directors in accordance with the terms of the plan. The warrants granted in 2021 vest either gradually over 36 months or vest immediately. Vested warrants granted in 2021 are exercisable in certain exercise windows beginning in the second half of the year of 2021. Warrants granted up until 2019 expire on December 31, 2036. Warrants granted in 2021 expire on December 31, 2031. For the three months ended March 31, 2022 and 2021, the number of warrants as a percentage of outstanding ordinary shares was 11.9% and 11.5%, respectively.

On January 4, 2021, the Company effected its Stock Split which also resulted in a reduction of the nominal value of the Company’s ordinary shares from DKK 2 to DKK 1. In accordance with the anti-dilution provisions of the warrant agreements, the number of warrants was increased by a ratio of 36 and the exercise price was decreased from DKK 2 to 1 DKK. Accordingly, information related to the Company’s warrants, have been retroactively adjusted to reflect the stock split and the bonus shares for all periods presented.

The following schedule specifies the granted warrants:

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2021	2,732,618	DKK 7.53 (1)
Warrants granted	35,000	USD 2.96
Warrants forfeited	(2,899)	USD 5.35
Warrants cancelled	—	–
Warrants granted as at March 31, 2022 (3)	2,764,719	DKK 7.81 (2)
Warrants exercisable as at March 31, 2022	2,158,097	DKK 2.06 (2)

		Weighted Average
		Exercise
	Number of	Price/Share
	warrants	(DKK)
Warrants granted as at December 31, 2020	2,228,076	DKK 1
Warrants granted	—	1
Warrants forfeited	(7,566)	1
Warrants cancelled	(10,404)	1
Warrants granted as at March 31, 2021	2,210,606	DKK 1
Warrants exercisable as at March 31, 2021	—	—

(1)December 31, 2021 USD-end rate used.

(2)March 31, 2022 USD-end rate used.

(3)Number of warrants exclude EIB Warrants referred to in Note 6.

During the three months ended March 31, 2022, the company granted 35,000 warrants, of which 25,000 were granted to its Chief Operating Officer (“COO”). All granted warrants will vest over 36 months. Employees will be entitled to receive a number of warrants based on the individual employee’s grade and performance for 2022. The warrants will be granted in December 2022 at the share price equal to the fair market value thereof on the date of grant and will vest monthly over 36 months beginning January 1, 2023. For the three months ended March 31, 2022 and March 31, 2021, a service cost of $0.3 million and $0.3 million has been recognized respectively, based on the estimated fair value of the warrants expected to be granted.

Subsequent to the Company’s IPO, determining the initial fair value and subsequent accounting for equity awards require significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted. On the other hand, due to the fact that as of 2021, warrants will be granted at the share price on the date of grant, fair value comprises a time value which is significantly affected by the expected life and expected volatility. The expected life of a warrant is based on the assumption that the holder will not exercise until after the equity award is fully vested. Actual exercise patterns may differ from the assumption used herein. The expected volatility is based on peer group data and reflects the assumption that the historical volatility over a period similar to the life of the warrant is indicative of future trends, which may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have resulted in significantly different valuations.